Long Term Debt (Details) - USD ($)						1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 05, 2021	Sep. 03, 2021	Jan. 04, 2021	Jun. 08, 2020	Jun. 07, 2020	Dec. 31, 2021	Jun. 30, 2020	Apr. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Aug. 31, 2021
Long Term Debt (Details) [Line Items]
Aggregate principal amount				$ 17,000,000		$ 15,200,000			$ 1,800,000	$ 15,200,000
Original issue discount percentage	10.00%			12.00%
Original issue discount on holders					$ 880
Principal portion of convertible debt					$ 1,000
Interest rate per annum				15.00%
Conversion price (in Dollars per share)										$ 11.5
Conversion price percentage						80.00%				80.00%
Conversion price per share (in Dollars per share)										$ 1.92
Fair value issuance amount						$ 15,000,000				$ 15,000,000
Decrease in convertible debt							$ 800,000
Instrument-specific credit risk						20,000.00	100,000		100,000
Other expenses							$ 700,000		900,000	2,000,000
Settled in cash									1,500,000	5,100,000
Settled in common stock									300,000	10,100,000
Fair value of convertible amount									1,000,000
Current portion of long-term debt									$ 13,400,000
Fair value of convertible notes increased						2,000,000				$ 2,000,000
Unrealized (loss) gain on convertible notes	$ 200,000
Installment amount			$ 2,062,500
Aggregate principal amount	20,000,000
Principal portion of convertible debt	3,300,000
Net proceeds from the issuance of the senior convertible notes	$ 14,600,000
Conversion price per share (in Dollars per share)	$ 4.05
Long term debt ,description								the Company issued a promissory note to KeyBank National Association (“KeyBank”) in the principal aggregate amount of $2,204,600 (the “PPP Loan”) pursuant to the Paycheck Protection Program under the CARES Act. The PPP Loan had a two-year term bearing interest at a rate of 1% per annum with principal and interest payments of $92,818 to be paid monthly on the 12th of the month beginning 7 months from the date of the PPP Loan. The PPP Loan provides for prepayment of 20% or less of the unpaid principal balance at any time. If more than 20% is prepaid, then all accrued interest must also be paid.		(i) the conversion price then in effect, or (ii) 80% of the lower of (x) the volume-weighted average price, or VWAP, of the common stock as of the trading day immediately preceding the applicable date of determination, or (y) the quotient of (A) the sum of the VWAP of the common stock for each of the two trading days with the lowest VWAP of the common stock during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable date of determination, divided by (B) two, but not less than $0.54.
Percentage of loan forgiveness											100.00%
Percentage of loan forgiven		100.00%
Loan amount		$ 2,234,730
Senior Convertible Notes [Member]
Long Term Debt (Details) [Line Items]
Fair value issuance amount						18,000,000				$ 18,000,000
Decrease in convertible debt										700,000
Instrument-specific credit risk										30,000.00
Other expenses										700,000
Current portion of long-term debt						$ 17,300,000				$ 17,300,000